INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 964	$ 1,060	$ 899
UK and Ireland Short Stay Real Estate Subsidiary | Trademarks
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	959	969
European Hostels | Trademark Assets and Management Contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets reclassified to assets held for sale	$ 80	$ 84